Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Global Fund))	0 Months Ended
	Jan. 27, 2012
Class A
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.16%
Fee waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.16%
Class B
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	2.20%
Fee waiver and Expense Reimbursement	(0.13%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	2.07%
Class C
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.91%
Fee waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.91%
Class I
Operating Expenses:
Management Fees	0.66%	[2]
Distribution and/or Service (12b-1) Fees	none	[2]
Other Expenses	0.05%	[2]
Total Annual Fund Operating Expenses	0.71%	[2]
Fee waiver and Expense Reimbursement	none	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.71%	[2]
Class N
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.50%
Fee waiver and Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	1.50%
Class Y
Operating Expenses:
Management Fees	0.66%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.92%
Fee waiver and Expense Reimbursement	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.90%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year end, and to 0.30% of average net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.
[2]	Estimated expenses for the first full fiscal year that Class I shares are offered. Class I shares will first be offered on the date of this prospectus.